Interest-bearing Deposits - Deposit interest expense by deposit type (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Savings, NOW and Money Market	$ 257,214	$ 256,010
Certificates of deposit	1,179,589	1,510,730
Total deposit interest expense	$ 1,436,803	$ 1,766,740